Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
August 31, 2021 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.43%
Alabama - 2.56%
Southeast Energy Authority A Cooperative District
4.000%, 11/01/2051 (a)	$2,000,000	$2,397,616
Alaska - 3.45%
Alaska Housing Finance Corp.
5.000%, 12/01/2033	2,590,000	3,231,453
Arizona - 2.16%
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2032	625,000	782,561
5.000%, 01/01/2036	1,000,000	1,239,378
		2,021,939
Colorado - 2.36%
Colorado Educational & Cultural Facilities Authority
5.000%, 03/01/2035	1,610,000	2,208,109
Connecticut - 0.52%
Connecticut Housing Finance Authority
2.850%, 11/15/2026	465,000	484,969
Florida - 2.33%
Florida Housing Finance Corp.
3.200%, 07/01/2030	475,000	490,744
Florida's Turnpike Enterprise
4.000%, 07/01/2033	1,500,000	1,690,873
		2,181,617
Illinois - 10.69%
Chicago O'Hare International Airport
5.000%, 01/01/2033	775,000	888,949
5.000%, 01/01/2036	2,000,000	2,415,651
5.000%, 01/01/2036	1,015,000	1,195,713
Illinois Finance Authority
5.000%, 07/01/2036	1,300,000	1,669,503
Illinois Finance Authority - Ascension Health Credit Group
4.000%, 02/15/2033	2,550,000	2,943,969
State of Illinois
4.000%, 03/01/2022	875,000	891,524
		10,005,309
Kansas - 1.62%
State of Kansas Department of Transportation
5.000%, 09/01/2030	1,210,000	1,511,984
Massachusetts - 7.82%
Commonwealth of Massachusetts
4.000%, 11/01/2035	2,000,000	2,481,450
Massachusetts Development Finance Agency
5.000%, 07/01/2050 (a)	750,000	978,852
Massachusetts Development Finance Agency - Dana-Farber Cancer Obligation
5.000%, 12/01/2032	430,000	521,818
Massachusetts Development Finance Agency - Partners HealthCare System
5.000%, 07/01/2030	2,660,000	3,333,285
		7,315,405

Minnesota - 4.61%
Minneapolis-St Paul Metropolitan Airports Commission
5.000%, 01/01/2022	2,510,000	2,548,578
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2026	550,000	610,495
5.000%, 01/01/2030	1,040,000	1,151,302
		4,310,375
Nebraska - 0.83%
Nebraska Investment Finance Authority
3.350%, 09/01/2028	765,000	780,654
Nevada - 5.39%
Clark County Water Reclamation District
4.000%, 07/01/2034	1,175,000	1,346,305
County of Clark Department of Aviation
5.000%, 07/01/2033	1,770,000	1,999,324
Las Vegas Valley Water District
5.000%, 06/01/2030	1,405,000	1,696,029
		5,041,658
New York - 16.23%
City of New York, NY
5.000%, 12/01/2034	500,000	636,201
Metropolitan Transportation Authority
5.000%, 09/01/2022	2,000,000	2,093,922
5.000%, 11/15/2027	1,795,000	2,117,959
4.000%, 11/15/2035	1,000,000	1,166,472
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 02/01/2036	1,695,000	2,238,809
New York State Dormitory Authority
5.000%, 02/15/2033	1,090,000	1,255,929
New York State Urban Development Corp.
5.000%, 03/15/2029	750,000	804,740
Port Authority of New York & New Jersey
5.000%, 11/15/2033	1,490,000	1,856,755
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	429,287
3.125%, 10/01/2032	970,000	1,035,649
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2030	1,255,000	1,548,958
		15,184,681
Ohio - 3.40%
Ohio Water Development Authority
5.000%, 06/01/2028	750,000	925,343
5.000%, 12/01/2030	1,835,000	2,253,310
		3,178,653
Pennsylvania - 9.31%
Commonwealth of Pennsylvania
3.250%, 08/15/2026	1,560,000	1,727,369
Pennsylvania Economic Development Financing Authority
5.000%, 02/01/2033	1,130,000	1,272,786
4.000%, 11/15/2035	1,480,000	1,717,607
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	510,000	536,108
3.200%, 10/01/2031	2,065,000	2,177,008
Pennsylvania Turnpike Commission
5.000%, 12/01/2035	1,040,000	1,284,981
		8,715,859
Texas - 14.43%
Aldine Independent School District
5.000%, 02/15/2028	1,000,000	1,154,833
Arlington Higher Education Finance Corp. - A.W. Brown Fellowship Leader
5.000%, 08/15/2024	315,000	353,924
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2033	825,000	1,103,345

Clifton Higher Education Finance Corp.
4.000%, 08/15/2032	1,000,000	1,212,455
Dallas Independent School District
5.000%, 02/15/2036 (a)	5,000	5,110
North Texas Tollway Authority
3.990%, 09/01/2037 (b)	2,035,000	1,163,227
San Antonio Independent School District/TX
4.000%, 08/15/2035	500,000	615,239
State of Texas
5.000%, 10/01/2034	1,250,000	1,554,450
Tarrant Regional Water District
5.000%, 03/01/2029	2,050,000	2,373,457
Tarrant Regional Water District Water Supply System Revenue
5.000%, 03/01/2032	350,000	415,974
Texas Municipal Gas Acquisition and Supply Corp I
6.250%, 12/15/2026	3,030,000	3,554,447
		13,506,461
Virginia - 1.67%
FHLMC Multifamily VRD Certificates
2.550%, 06/15/2035	1,470,000	1,559,014
Washington - 5.20%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	750,000	914,909
State of Washington
5.000%, 07/01/2029	1,545,000	1,845,984
5.000%, 06/01/2032	550,000	711,565
Washington State Housing Finance Commission
3.000%, 12/01/2031	1,325,000	1,392,979
		4,865,437
Wisconsin - 3.85%
State of Wisconsin
5.000%, 05/01/2032	1,015,000	1,141,978
5.000%, 11/01/2032	1,000,000	1,229,527
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,085,000	1,232,830
		3,604,335
TOTAL MUNICIPAL BONDS (Cost $87,628,805)		92,105,528

	Shares
Money Market Funds - 0.75%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (c)	699,285	699,285
Total Money Market Funds (Cost $699,285)		699,285

Total Investments (Cost $88,328,090) - 99.18%		92,804,813
Other Assets in Excess of Liabilities - 0.82%		768,099
Total Net Assets - 100.00%		$93,572,912

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	Zero coupon bond; effective yield is shown.
(c)	The rate shown represents the seven day yield as of August 31, 2021.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2021.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$46,384,539	$32,024,796	$-	$78,409,335
Preferred Stock	123,747	191,435	-	315,182
Real Estate Investment Trusts	969,208	890,743	-	1,859,951
Total Equity Securities	47,477,494	33,106,974	-	80,584,468
Money Market Funds	448,491	-	-	448,491
Total Investments in Securities	$47,925,985	$33,106,974	$-	$81,032,959

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$2,499,514	$-	$2,499,514
Corporate Bonds	-	17,709,641	-	17,709,641
Mortgage Backed Securities	-	12,777,986	-	12,777,986
Municipal Bonds	-	14,045,117	-	14,045,117
U.S. Treasury Bills	-	1,102,971	-	1,102,971
U.S. Government Notes/Bonds	-	13,253,979	-	13,253,979
U.S. Government Agency Issues	-	6,061,809	-	6,061,809
Total Fixed Income Securities	-	67,451,017	-	67,451,017
Exchange-Traded Funds	2,477,869	-	-	2,477,869
Money Market Funds	151,084	-	-	151,084
Total Investments in Securities	$2,628,953	$67,451,017	$-	$70,079,970

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$92,105,528	$-	$92,105,528
Total Fixed Income Securities	-	92,105,528	-	92,105,528
Money Market Funds	699,285	-	-	699,285
Total Investments in Securities	$699,285	$92,105,528	$-	$92,804,813

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$43,221,814	$-	$43,221,814
Total Fixed Income Securities	-	43,221,814	-	43,221,814
Money Market Funds	351,440	-	-	351,440
Total Investments in Securities	$351,440	$43,221,814	$-	$43,573,254

Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$58,949,332	$39,913,042	$-	$98,862,374
Real Estate Investment Trusts	1,916,687	-	-	1,916,687
Total Equity Securities	60,866,019	39,913,042	-	100,779,061
Money Market Funds	5,930,025	-	-	5,930,025
Total Investments in Securities	$66,796,044	$39,913,042	$-	$106,709,086

The Funds held no Level 3 securities during the period ended August 31, 2021.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2021.